AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 1.1%
Trade Desk, Inc. - Class A (a)	7,944	$558,622

Application Software - 14.7%
Adobe, Inc. (a)	3,183	1,395,937
Autodesk, Inc. (a)	1,172	321,374
BILL Holdings, Inc. (a)	2,105	116,196
Datadog, Inc. - Class A (a)	3,108	362,238
DocuSign, Inc. (a)	3,465	288,184
Salesforce, Inc.	8,071	2,403,947
Samsara, Inc. - Class A (a)	6,443	307,202
Synopsys, Inc. (a)	476	217,665
Tyler Technologies, Inc. (a)	1,130	687,526
Workday, Inc. - Class A (a)	4,185	1,102,078
		7,202,347

Automobile Manufacturers - 2.4%
Tesla, Inc. (a)	4,014	1,176,022

Broadline Retail - 7.8%
Amazon.com, Inc. (a)	11,530	2,447,589
MercadoLibre, Inc. (a)	644	1,366,484
		3,814,073

Consumer Finance - 1.2%
SoFi Technologies, Inc. (a)	25,426	367,914
Synchrony Financial	3,754	227,793
		595,707

Diversified Banks - 3.9%
NU Holdings Ltd. - Class A (a)	180,064	1,935,688

Financial Exchanges & Data - 1.1%
Coinbase Global, Inc. - Class A (a)	614	132,390
Nasdaq, Inc.	1,873	155,047
S&P Global, Inc.	493	263,134
		550,571

Health Care Technology - 0.5%
Veeva Systems, Inc. - Class A (a)	1,017	227,950

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 1.7%
Paycom Software, Inc.	1,321	$289,920
Paylocity Holding Corp. (a)	2,544	519,713
		809,633

Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A	14,167	2,412,357

Internet Services & Infrastructure - 6.1%
DigitalOcean Holdings, Inc. (a)	7,839	335,901
Okta, Inc. (a)	2,693	243,690
Shopify, Inc. - Class A (a)	19,559	2,190,608
Snowflake, Inc. - Class A (a)	1,390	246,169
		3,016,368

Investment Banking & Brokerage - 3.5%
LPL Financial Holdings, Inc.	476	176,948
Robinhood Markets, Inc. - Class A (a)	30,806	1,543,381
		1,720,329

Movies & Entertainment - 4.4%
Netflix, Inc. (a)	968	949,182
Spotify Technology SA (a)	1,982	1,205,076
		2,154,258

Pharmaceuticals - 2.0%
Eli Lilly & Co.	1,066	981,391

Real Estate Services - 0.4%
Zillow Group, Inc. - Class C (a)	2,548	195,330

Semiconductors - 22.4%
Advanced Micro Devices, Inc. (a)	22,704	2,267,221
ARM Holdings PLC - ADR (a)	1,019	134,192
Broadcom, Inc.	2,818	561,994
Micron Technology, Inc.	1,522	142,505
NVIDIA Corp.	41,685	5,207,290
QUALCOMM, Inc.	911	143,182
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,950	2,518,394
		10,974,778

Systems Software - 7.4%
Microsoft Corp.	6,205	2,463,323

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Systems Software - 7.4% (Continued)
Palo Alto Networks, Inc. (a)	1,584	$301,641
ServiceNow, Inc. (a)	940	873,974
		3,638,938

Transaction & Payment Processing Services - 14.1%
Adyen NV - ADR (a)(b)	25,502	459,546
Dlocal Ltd. (a)(b)	48,261	461,134
Mastercard, Inc. - Class A	258	148,688
PayPal Holdings, Inc. (a)	6,857	487,190
Toast, Inc. - Class A (a)	87,161	3,364,414
Visa, Inc. - Class A	5,517	2,001,071
		6,922,043
TOTAL COMMON STOCKS (Cost $33,724,795)		48,886,405

SHORT-TERM INVESTMENTS - 2.7%
Investments Purchased with Proceeds from Securities Lending - 2.2%
First American Government Obligations Fund - Class X, 4.29% (c)	1,089,388	1,089,388

Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.29% (c)	213,280	213,280
TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,668)		1,302,668

TOTAL INVESTMENTS - 102.3% (Cost $35,027,463)		$50,189,073
Liabilities in Excess of Other Assets - (2.3%)		(1,107,801)
TOTAL NET ASSETS - 100.0%		$49,081,272

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $874,621 which represented 1.8% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT GROWTH AND INNOVATION ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

AOT Growth and Innovation ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$48,886,405	$—	$—	$48,886,405
Investments Purchased with Proceeds from Securities Lending	1,089,388	—	—	1,089,388
Money Market Funds	213,280	—	—	213,280
Total Investments	$50,189,073	$—	$—	$50,189,073

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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